Income Taxes - Summary of Prior Period Withholding Tax Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income (loss) from operations before taxes	$ (319,785)	$ 253,630
Tax at Canadian combined federal and provincial income tax rate (2019: 26.6%; 2018: 26.73%)	(85,063)	67,795
Change in amount of deferred tax recognized	300,237	(152,639)
Difference in tax rates and treatment in foreign jurisdictions	(100,134)	(83,568)
Withholding taxes	31,246	24,670
Non deductible losses and expense	10,847	3,098
Net income statement expense (benefit) for income taxes	$ 157,133	$ (140,644)